RESTATEMENT OF PRIOR PERIOD FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS

The following table summarizes the impact of the restatement on the Company’s previously issued financial statements for the year ended December 31, 2023 (in thousands, except per share amounts):

	As of and for the year ended December 31, 2023
Line Item	As previously reported	Restatement adjustment	As restated
Stock-based compensation
General, selling, and administrative	22,117	4,468	26,585
Research and development	8,320	218	8,538
Total stock-based compensation	$30,437	$4,686	$35,123
Operating Expenses:
General, selling, and administrative	33,008	4,468	37,476
Research and development	23,450	218	23,668
Total operating expenses	$56,458	$4,686	$61,144

Net income (loss)	$(54,606)	$(4,686)	$(59,292)
Additional Paid-in Capital	$263,310	$4,686	$267,996
Accumulated deficit	$(237,819)	$(4,686)	$(242,505)
Continuing operations weighted average loss per share of Class A and Class B common stock basic and diluted	$(2.47)	$(0.21)	$(2.68)